Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
15.	Redeemable Convertible Preferred Stock
As of December 31, 2020, the Company is authorized to issue redeemable convertible preferred stock as follows: 8.7 million shares of Series A redeemable convertible preferred stock, 20.0 million shares of Series B redeemable convertible preferred stock, 9.5 million shares of Series
B-1
redeemable convertible preferred stock, and 48.4 million shares of Series C redeemable convertible preferred stock.
Issued and outstanding stock as of December 31, 2020 consists of, 8.7 million shares of Series A redeemable convertible preferred stock, 19.0 million shares of Series B redeemable convertible preferred stock, 9.5 million shares of Series
B-1
redeemable convertible preferred stock, and 41.9 million shares of Series C redeemable convertible preferred stock. The par value of each of the redeemable convertible preferred stock is $0.00001 per share.
The following table presents a summary of activity for the Company’s redeemable convertible preferred stock issued and outstanding:

	Series A Redeemable Convertible Preferred Stock		Series B Redeemable Convertible Preferred Stock		Series B-1 Redeemable Convertible Preferred Stock		Series C Redeemable Convertible Preferred Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands)
Balance as of January 1, 2019	8,652	$7,495	18,987	$21,405	9,508	$24,138	17,855	$82,278
Conversion of loan for stock	—	—	—	—	—	—	21,969	36,005

Balance as of December 31, 2019	8,652	7,495	18,987	21,405	9,508	24,138	39,824	118,283
Issuance of preferred stock in the sale of Spaceflight, Inc.	—	—	—	—	—	—	2,084	3,247

Balance as of December 31, 2020	8,652	$7,495	18,987	$21,405	9,508	$24,138	41,908	$121,530

Warrants
Outstanding Warrants
As of December 31, 2020, there were a total of 1.1 million warrants outstanding to purchase Series B redeemable convertible preferred stock with an exercise price of $0.01 per share and 0.2 million warrants outstanding to purchase Series C redeemable convertible preferred stock with an average exercise price of $4.79 per share. The warrants expire on August 9, 2022 (Series C) and December 25, 2025 (Series B). The Company analyzed the provisions of the respective warrant agreements, which requires a multi-step approach to evaluate whether an equity-linked financial instrument has embedded features for treatment as a derivative liability. The Company concluded that certain redemption provisions, if a redemption event were to occur, would result in an unequal amount of deemed proceeds for the preferred shareholders. Therefore, the warrants to purchase Series B redeemable convertible preferred stock met the criteria for derivative liability treatment and, as such, are recorded as other current liabilities in the consolidated balance sheets.
Derivative liabilities must be measured at fair value upon issuance and re-valued
at the end of each reporting period through expiration. Any change in fair value between the respective reporting dates is recognized as an unrealized gain or loss in the accompanying consolidated statements of operations and comprehensive loss.
Conversion of Warrants for the Purchase of Series C Redeemable Convertible Preferred Stock
On June 27, 2020, the Company converted a warrant to purchase 8.3 million shares of Series C redeemable convertible preferred stock into a warrant to purchase a commensurate amount of the Company’s Class A
Common Stock
. This election was made in accordance with Section 4(d) of the 2018 Omnibus Agreement. The warrants issued for the purchase of the Company’s Class A
Common Stock
are exercisable for $0.01 and expire 10 years from the date of their issuance.
The Company had previously concluded that the conversion options embedded in the warrant to purchase shares of the Company’s Series C redeemable convertible preferred stock created a derivative liability under ASC 815
Derivative and Hedge Accounting
. Accordingly, the Company had reported the warrants within other current liabilities in the consolidated balance sheet. In accordance with the conversion and the subsequent measurement guidance for contracts in an entity’s own equity, the Company was required to revalue the liability immediately prior to the conversion and record the changes in the consolidated statements of operations and comprehensive loss. As part of the fair value determination on the conversion date, the Company evaluated the materiality of this financial instrument and considered all the facts and circumstances that occurred in the period from January 1, 2020 to June 27, 2020. The Company concluded that the December 31, 2019 fair value of the warrants continued to approximate the fair value of the warrants as of the conversion date. Accordingly, the conversion of the warrants for the purchase of Series C redeemable convertible preferred stock to warrants for the purchase of common stock did not result in a charge to the Company’s statement of operations for the year ended December 31, 2020, and the previously recorded liability balance was reclassified to additional paid-in
capital.
Voting Rights
Except as provided by law or otherwise in the Company’s certificate of incorporation, holders of redeemable convertible preferred stock have the same voting rights as the holders of common stock, and the holders of common stock and redeemable convertible preferred stock vote together on all matters. Each holder of common stock is entitled to one vote for each share of common stock held; whereas, each holder of redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of Class A
Common Stock
into which such shares could be converted. Fractional votes are not permitted.
Subject to certain ownership requirements, the holders of Series A redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board; the holders of
Series B redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect two members of the board, unless the holders of the Series C redeemable convertible preferred stock have the right to elect a director, in which case the holders of the Series B redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board; the holders of
Series B-1
redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board; from the date that any stockholder, together with its affiliates, owns no less than 2.9 million shares of Series C redeemable convertible preferred stock (the “First C Holder”), the holders of the Series C redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board or, if any holder of Series C redeemable convertible preferred stock other than the First C Holder, together with its affiliates owns no less than 4.7 million shares of Series C redeemable convertible preferred stock, the holders of Series C redeemable convertible preferred stock, voting together as a class, shall be entitled to elect two members of the board; the holders of record of the shares of common stock , voting together as a separate class, shall be entitled to elect three members of the board, provided, however, that so long as the holders of Series C redeemable convertible preferred stock have the right to elect two Series C directors, the holders of common stock shall be instead entitled to elect two members of the board.
Conversion
Each share of Series A, Series B, Series
B-1,
and Series C redeemable convertible preferred stock (collectively, the “Junior Redeemable Convertible Preferred Stock”) is convertible at any time, at the option of the holder thereof, into that number of fully-paid, non-assessable
shares of Class A
Common Stock
as determined by dividing the original issuance price for such series by the conversion price in effect at the time of conversion. Redeemable convertible preferred stock shall be automatically converted into Class A
Common Stock
at the applicable conversation rate in effect at the time of conversion upon the earlier of (i) the Company’s sale of its Class A
Common Stock
in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, which results in aggregate cash proceeds of no less than $75 million (before deductions) and that results in the Company’s securities being listed for trading on the New York Stock Exchange, NYSE MKT LLC, or NASDAQ or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of redeemable convertible preferred stock, voting together as a single class on an as-converted
basis. The conversion price per share for the Series A, Series B, Series
B-1,
and Series C redeemable convertible preferred stock is $0.092, $0.096, $0.229 and $0.417, respectively.
Liquidation Preference
First, the holders of Series C redeemable convertible preferred stock, in the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, shall be entitled to receive on a pari passu basis, prior and in preference to any distribution of any of the assets of the Company to the holders of any other series of preferred or common stock by reason of their ownership thereof, an amount equal to the sum of 100% of the original issue price, which is currently $4.7974 per share of Series C redeemable convertible preferred stock, held by them (the “Series C Preference Amount”), plus all declared but unpaid dividends on such shares (collectively, the “Outstanding Dividends”). If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series C redeemable convertible preferred stock shall be insufficient to permit the payment to such holders of the full Series C Preference Amount in the aggregate, the entire assets and funds of the Company available for distribution shall be distributed ratably among the holders of the Series C redeemable convertible preferred stock, on a pari passu basis, in proportion to the full Series C Preference Amount each such holder otherwise would have been entitled to receive.
For the Junior Redeemable Convertible Preferred Stock, after the Series C redeemable convertible preferred stock has been paid out in full for all outstanding shares, in the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of the Junior
Redeemable Convertible Preferred Stock will be entitled to receive on a pari passu basis, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock by reason of their ownership thereof, an amount equal to the sum of 100% of the original issue price, which is currently $0.86686 per share for the Series A redeemable convertible preferred stock, $1.10602 per share for the Series B redeemable convertible preferred stock, and $2.62931 for the Series
B-1
redeemable convertible preferred stock, as applicable (the “Junior Preference Amount”), plus Outstanding Dividends. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of Junior Redeemable Convertible Preferred Stock shall be insufficient to permit the payment to such holders of the full Junior Preference Amount in the aggregate, plus Outstanding Dividends, the entire assets and funds of the Company available for distribution shall be distributed ratably among the holders of the Junior Preference Amount, on a pari passu basis, in proportion to the full Junior Preference Amount, as applicable, and Outstanding Dividends each such holder, otherwise, would have been entitled to receive.
After the payment of the preference amounts specified above to the holders of the above-referenced redeemable convertible preferred stock, the entire remaining assets of the Company legally available for distribution shall be distributed (i) pro rata to holders of common stock in proportion to the number of shares of common stock held by them until such time as the holders of Class B common stock receive any amount equal to the Class B Liquidation Amount with respect to each share of Class B common stock held thereby, and (ii) thereafter, pro rata to the holders of the Class A
Common Stock
in proportion to the number of Class A
Common Stock
held by them. The “Class B Liquidation Amount” shall mean $0.00001 per share of Class B common stock.
In the event of the Company’s liquidation, dissolution or winding up, whether voluntary or involuntary, holders of the common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to the liquidation preference of any outstanding redeemable convertible preferred stock.
Dividends
Dividend Rights
Each Series C redeemable convertible preferred stock share represents an interest in the Company. The holders of the Series C redeemable convertible preferred stock are entitled to receive annual dividends per share on each outstanding share if dividends are declared by the Board of Directors. The dividend rate per share is $0.38379 per share annually. The right to receive dividends on shares of Series C redeemable convertible preferred stock is not cumulative, and no right to dividends accrues to holders of Series C redeemable convertible preferred stock by reason of the fact that dividends on said shares are not declared or paid.
Payment of any dividends to the holders of Junior Redeemable Convertible Preferred Stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of redeemable convertible preferred stock ($0.06935 per share of Series A redeemable convertible preferred stock, $0.08848 per share of Series B redeemable convertible preferred stock, and $0.21034 per share of Series
B-1
redeemable convertible preferred stock, respectively). Dividends are payable in preference and priority to any declaration or payment of any dividend on common stock of the Company in any calendar year. The right to receive dividends on shares of Junior Redeemable Convertible Preferred Stock shall not be cumulative. No right to dividends shall accrue to holders of Junior Redeemable Convertible Preferred Stock by reason of the fact that dividends on said shares are not declared or paid.
Dividends are not cumulative and, as of December 31, 2020 and December 31, 2019, no dividends had been declared by the Board of Directors.